LEASES - Additional information (Details)	6 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LEASES
Operating lease costs	¥ 1,659,302	$ 233,708	¥ 1,694,074
Short-term lease	313,533	$ 44,160	480,040
Impairment loss for the ROU	¥ 0		¥ 0
Minimum
LEASES
Lease term	1 year	1 year
Maximum
LEASES
Lease term	50 years	50 years